Capital Leases (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Schedule by years of future minimum payments required under the lease
2012	$ 16,923		$ 16,923
2013	16,923		16,923
2014	14,166		14,166
Total minimum lease payments	48,012		48,012
Less amount representing interest	(9,915)		(9,915)
Present value of minimum lease payments	38,097		38,097
Capital Leases (Textual)
Depreciation expense of assets held under Capital Lease	$ 2,000	$ 0	$ 2,000	$ 0